Liabilities with customers	12 Months Ended
Dec. 31, 2021
Liabilities with customers
Liabilities with customers
19	Liabilities with customers

Breakdown of liabilities with customers

	12/31/2021	12/31/2020	12/31/2019
Demand deposits	9,932,809	6,713,351	2,094,127
Time deposits	6,922,061	4,771,204	2,259,047
Savings deposits	1,230,039	887,666	307,098
Creditors by resources to release	248,633	64,410	54,167
Total liabilities with customers	18,333,543	12,436,632	4,714,439